SCHEDULE OF FAIR VALUE MEASUREMENTS (Details) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account	$ 12,690,899	$ 12,628,170	$ 195,312,177
Warrant Liability - Private Warrants	$ 8,307,375
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account		12,628,170
Warrant Liability - Private Warrants		$ 6,260,000	$ 7,166,250